Goodwill and Intangible Assets - Goodwill (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 15,680,160	$ 14,226,674	$ 14,076,674	$ 14,076,674
Patient services
Goodwill [Line Items]
Goodwill	10,497,489	9,044,003	8,894,003
Dispensary
Goodwill [Line Items]
Goodwill	4,551,002	4,551,002	4,551,002
Clinical trials & other
Goodwill [Line Items]
Goodwill	$ 631,669	$ 631,669	$ 631,669